Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Liability measured at fair value	$ 83,300
Warrant Liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Liability measured at fair value	83,300
Significant Observable Inputs (Level 2)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Liability measured at fair value	83,300
Significant Observable Inputs (Level 2) | Warrant Liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Liability measured at fair value	$ 83,300